FHLB Stock	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
FHLB Stock
FHLB Stock

The Bank, as a member of the FHLB of Atlanta, is required to acquire and hold shares of capital stock in the FHLB of Atlanta in an amount equal to a membership component, which was 0.09% of total assets at both December 31, 2019 and 2018, plus a transaction component equal to 4.25% of outstanding advances (borrowings) from the FHLB of Atlanta at December 31, 2019 and 2018.  The Bank is in compliance with this requirement with an investment in FHLB of Atlanta stock of $2.5 million and $2.2 million at December 31, 2019 and 2018, respectively. No readily available market exists for this stock and it has no quoted fair value.  However, because redemption of this stock has historically been at par, it is carried at cost.